Share Capital - Additional Information (Detail) - USD ($)		1 Months Ended					2 Months Ended	12 Months Ended
	Sep. 30, 2017	Nov. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Nov. 30, 2016	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Dividend reinvestment program discount rate percentage								3.00%
Proceeds from issuance of common shares, gross								$ 118,966,000	$ 95,978,000	$ 0
Value of stock repurchased									$ 8,269,000	13,885,000
Preferred shares, issued							32,872,706	32,872,706	32,751,629
Proceeds from issuance of preferred shares, gross								$ 2,690,000	$ 541,694,000	0
Common Class B [Member]
Class Of Stock [Line Items]
Common shares, authorized							25,000,000	25,000,000
Common shares, outstanding							0	0	0
Class C common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized							100	100
Common shares, outstanding							0	0	0
Class A Common Shares [Member]
Class Of Stock [Line Items]
Common shares, authorized							200,000,000	200,000,000	200,000,000
Common shares, outstanding							131,664,101	131,664,101	105,722,646
Maximum sales proceeds from at the market offering		$ 100,000,000		$ 75,000,000
Number of shares issued								19,550,000	6,770,408
Class A Common Shares [Member] | At-the-Market [Member]
Class Of Stock [Line Items]
Number of shares issued	11,800,000						6,750,000
Proceeds from issuance of common shares, gross	$ 74,953,000						$ 40,395,000
Series D, Series E, Series G and Series H Preferred Share [Member]
Class Of Stock [Line Items]
Maximum sales proceeds from at the market offering					$ 150,000,000
Value of shares authorized for repurchase			$ 10,000,000				$ 0	$ 0
Expiration of share repurchase authorization			2017-12
Series D, Series E, Series G and Series H Preferred Share [Member] | Follow-on Public Offering [Member]
Class Of Stock [Line Items]
Preferred shares, issued							121,077	121,077
Proceeds from issuance of preferred shares, gross								$ 2,957,000
Series C Preferred Shares [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase										$ 150,000,000
Number of shares repurchased										343,757
Dividend rate percentage								0.00%
Preferred shares, issued							0	0
Series C Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase						$ 75,000,000
Expiration of share repurchase authorization						2015-12
Series C Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Number of shares repurchased										303,757
Value of stock repurchased										$ 7,660,000
Series C Preferred Shares [Member] | Open Market Repurchases [Member]
Class Of Stock [Line Items]
Number of shares repurchased										40,000
Value of stock repurchased										$ 1,020,000
Dividend rate percentage										9.50%
Repurchase price per share										$ 25.50
Series D Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued								49,835
Value of shares authorized for repurchase										$ 25,000,000
Number of shares repurchased										123,971
Dividend rate percentage								7.95%
Preferred shares, issued							5,030,864	5,030,864
Series D Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase						$ 7,500,000
Expiration of share repurchase authorization						2015-12
Series D Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Value of stock repurchased										$ 2,929,000
Series E Preferred Shares [Member]
Class Of Stock [Line Items]
Number of shares issued								45,337
Value of shares authorized for repurchase										$ 25,000,000
Number of shares repurchased										29,400
Dividend rate percentage								8.25%
Preferred shares, issued							5,415,937	5,415,937
Series E Preferred Shares [Member] | Rule 10b5-1 [Member]
Class Of Stock [Line Items]
Value of shares authorized for repurchase						$ 7,500,000
Expiration of share repurchase authorization						2015-12
Series E Preferred Shares [Member] | Shares Repurchased Via Repurchase Plans [Member]
Class Of Stock [Line Items]
Value of stock repurchased										$ 694,000